Business Combination (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination
The following table summarizes the consideration transferred and the assets acquired and liabilities assumed at their acquisition date fair value (in thousands):

Consideration transferred:
Strive, Inc. Class A common stock	$141,140
Assets acquired and liabilities assumed:
Cash and cash equivalents	400
Prepaid expenses	27
Intangible assets	746
Other non-current assets	57
Accounts payable and other liabilities	(129)
Total identifiable net assets	$1,101
Goodwill	140,039
Total	$141,140